Income Taxes (Details Narrative) (10-K)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal income tax rate	21.00%	21.00%	21.00%	21.00%
Valuation allowance percentage against deferred tax assets	100.00%		100.00%	100.00%
Income tax expiration description	The net operating loss carryforward at March 31, 2021 for the years 2001 to 2017 expires in varying amounts from year 2021 to year 2037.		The net operating loss carryforward at December 31, 2020 for the years 2001 to 2017 expires in varying amounts from year 2021 to year 2037.